LOANS AND FINANCING - Schedule of Loans and Financing (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Sep. 30, 2025
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period | R$	R$ 14,981,417		R$ 9,698,912
Funding (–) costs | R$	15,617,701		4,072,859
Transfers | R$	38,576
Debt into equity conversion | R$	(1,613,050)
Payment of principal | R$	(5,854,411)		(1,723,166)
Payment of interest | R$	(2,063,307)		(1,340,728)
Interest incurred | R$	2,791,669		1,399,094
Foreign currency exchange | R$	(1,677,383)		2,749,867
Effects of restructuring | R$	115,674		10,671
Amortized cost | R$	722,718		113,908
Balance at the end of the period | R$	23,059,604		14,981,417		R$ 9,698,912
Current | R$	13,783,259		2,207,199		1,100,051
Non-current | R$	9,276,345		12,774,218		8,598,861
Restructuring of debentures | R$	542,438		R$ 0		199,635
Costs of original fundraising | R$	155,294
Interest and fees | R$	R$ 9,635
Effective interest rate	23.10%	23.10%	37.80%	37.80%
Debentures
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.						3.90%
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period		$ 13,543,411		$ 8,713,825
Funding (–) costs		14,912,944		2,547,403
Transfers		0
Debt into equity conversion		(1,613,050)
Payment of principal		(5,046,889)		(581,276)
Payment of interest		(1,923,498)		(1,179,020)
Interest incurred		2,656,742		1,223,371
Foreign currency exchange		(1,677,383)		2,749,867
Effects of restructuring		125,309		(7,502)
Amortized cost		715,762		76,743
Balance at the end of the period		21,693,348		13,543,411
United States of America, Dollars | Senior notes – 2026 | Jun-26
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	7.30%		7.30%
Effective rate p.a.	7.80%		7.80%
Balance in the beginning of the period		196,241		152,572
Funding (–) costs		0		0
Transfers		0
Debt into equity conversion		0
Payment of principal		0		0
Payment of interest		0		(13,299)
Interest incurred		12,815		12,998
Foreign currency exchange		(22,119)		43,322
Effects of restructuring		0		0
Amortized cost		648		648
Balance at the end of the period		187,585		196,241
United States of America, Dollars | Senior notes – 2024 | Oct-24
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.			5.90%
Effective rate p.a.			6.30%
Balance in the beginning of the period		0		332,099
Funding (–) costs				0
Payment of principal				(397,696)
Payment of interest				(12,017)
Interest incurred				17,121
Foreign currency exchange				59,679
Effects of restructuring				0
Amortized cost				814
Balance at the end of the period				0
United States of America, Dollars | Senior notes – 2028 | Aug-28
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	11.90%		11.90%
Effective rate p.a.	13.30%		13.30%
Balance in the beginning of the period		6,196,281		3,922,731
Funding (–) costs		0		905,219
Transfers		0
Debt into equity conversion		0
Payment of principal		0		0
Payment of interest		(555)		(620,516)
Interest incurred		56,727		633,483
Foreign currency exchange		(307,514)		1,325,488
Effects of restructuring		(5,929,442)		(7,502)
Amortized cost		3,762		37,378
Balance at the end of the period		19,259		6,196,281
United States of America, Dollars | Senior notes – 2029 | May-29
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	11.50%		11.50%
Effective rate p.a.	11.50%		11.50%
Balance in the beginning of the period		1,533,659		1,165,545
Funding (–) costs		0		41,476
Transfers		0
Debt into equity conversion		0
Payment of principal		0		0
Payment of interest		(815)		(148,653)
Interest incurred		15,635		149,819
Foreign currency exchange		(75,894)		325,472
Effects of restructuring		(1,443,339)		0
Amortized cost		0		0
Balance at the end of the period		29,246		1,533,659
United States of America, Dollars | Senior notes – 2029 | May-30
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	10.90%
Effective rate p.a.	10.90%
Balance in the beginning of the period		3,649,185
Funding (–) costs		0
Transfers		0
Debt into equity conversion		0
Payment of principal		0
Payment of interest		(5,096)
Interest incurred		46,605
Foreign currency exchange		(188,650)
Effects of restructuring		(3,309,622)
Amortized cost		0
Balance at the end of the period		192,422		3,649,185
United States of America, Dollars | Senior notes – 2030 | May-30
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.			10.90%
Effective rate p.a.			10.90%
Balance in the beginning of the period		3,649,185		2,777,513
Funding (–) costs				93,517
Payment of principal				0
Payment of interest				(335,174)
Interest incurred				337,752
Foreign currency exchange				775,577
Effects of restructuring				0
Amortized cost				0
Balance at the end of the period				3,649,185
United States of America, Dollars | Senior notes 1L due 2028 | Aug-28
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	11.90%
Effective rate p.a.	11.90%
Balance in the beginning of the period		0
Funding (–) costs	R$ 396,779	396,779
Transfers		0
Debt into equity conversion		0
Payment of principal		(177,843)
Payment of interest		(182,960)
Interest incurred		639,724
Foreign currency exchange		(411,731)
Effects of restructuring		6,084,736
Amortized cost		0
Balance at the end of the period		6,348,705		0
United States of America, Dollars | Senior notes 2L – 2029 | May-29
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	11.50%
Effective rate p.a.	11.50%
Balance in the beginning of the period		0
Funding (–) costs		26,854
Transfers		0
Debt into equity conversion		(489,310)
Payment of principal		(40,281)
Payment of interest		(48,685)
Interest incurred		104,196
Foreign currency exchange		(62,713)
Effects of restructuring		1,443,339
Amortized cost		0
Balance at the end of the period		933,400		0
United States of America, Dollars | Senior notes 2L – 2030 | May-30
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	10.90%
Effective rate p.a.	10.90%
Balance in the beginning of the period		0
Funding (–) costs		58,290
Transfers		0
Debt into equity conversion		(1,123,740)
Payment of principal		(87,443)
Payment of interest		(105,702)
Interest incurred		226,289
Foreign currency exchange		(143,940)
Effects of restructuring		3,309,622
Amortized cost		0
Balance at the end of the period		2,133,376		0
United States of America, Dollars | Bridge notes – 2025 | Jan-25
Disclosure of detailed information about borrowings [line items]
Effective rate p.a.			37.80%
Balance in the beginning of the period		976,968		0
Funding (–) costs				856,502
Payment of principal				0
Payment of interest				0
Interest incurred				18,726
Foreign currency exchange				65,215
Effects of restructuring				0
Amortized cost				36,525
Balance at the end of the period				976,968
United States of America, Dollars | Bridge notes – 2025 | Jan-25 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.			8.30%
United States of America, Dollars | Bridge notes – 2025 | Jan-25 | Top of range
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.			10.70%
United States of America, Dollars | Bridge notes
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period		976,968
Funding (–) costs		0
Transfers		0
Debt into equity conversion		0
Payment of principal		(928,148)
Payment of interest		(29,027)
Interest incurred		11,087
Foreign currency exchange		(47,925)
Effects of restructuring		0
Amortized cost		17,045
Balance at the end of the period		0		976,968
United States of America, Dollars | New bridge notes
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period		0
Funding (–) costs		555,314
Transfers		0
Debt into equity conversion		0
Payment of principal		(620,453)
Payment of interest		(29,534)
Interest incurred		29,534
Foreign currency exchange		(9,837)
Effects of restructuring		0
Amortized cost		74,976
Balance at the end of the period		0		0
United States of America, Dollars | DIP - 2026 | Feb-26
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	15.00%
Effective rate p.a.	23.10%
Balance in the beginning of the period		0
Funding (–) costs		9,390,624
Transfers		0
Debt into equity conversion		0
Payment of principal		0
Payment of interest		(588,089)
Interest incurred		589,039
Foreign currency exchange		(95,266)
Effects of restructuring		0
Amortized cost		298,553
Balance at the end of the period		9,594,861		0
United States of America, Dollars | Superpriority notes
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period		0
Funding (–) costs		2,806,143
Transfers		0
Debt into equity conversion		0
Payment of principal		(2,953,837)
Payment of interest		(854,456)
Interest incurred		856,189
Foreign currency exchange		(169,228)
Effects of restructuring		0
Amortized cost		315,189
Balance at the end of the period		0		0
United States of America, Dollars | Aircraft, engines and others
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%
Effective rate p.a.	0.00%
Balance in the beginning of the period		0
Funding (–) costs		103,136
Transfers		(102,757)
Debt into equity conversion		0
Payment of principal		0
Payment of interest		(840)
Interest incurred		834
Foreign currency exchange		(373)
Effects of restructuring		0
Amortized cost		0
Balance at the end of the period		0		0
United States of America, Dollars | Aircraft, engines and others | May-26
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	4.60%		4.60%
Effective rate p.a.	8.50%		9.80%
Balance in the beginning of the period		729,110		79,086
Funding (–) costs		0		545,797
Transfers		0
Debt into equity conversion		0
Payment of principal		0		0
Payment of interest		(45,768)		(36,214)
Interest incurred		43,311		40,895
Foreign currency exchange		(80,289)		99,546
Effects of restructuring		0		0
Amortized cost		0		0
Balance at the end of the period		646,364		729,110
United States of America, Dollars | Aircraft, engines and others | Dec-27
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	2.60%
Effective rate p.a.	10.00%
Balance in the beginning of the period		116,145
Funding (–) costs		284,671
Transfers		0
Debt into equity conversion		0
Payment of principal		(137,561)
Payment of interest		(42,547)
Interest incurred		17,131
Foreign currency exchange		(22,620)
Effects of restructuring		0
Amortized cost		5,111
Balance at the end of the period		220,330		116,145
United States of America, Dollars | Aircraft, engines and others | Jun-25
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	4.70%
Effective rate p.a.	4.70%
Balance in the beginning of the period		145,822
Funding (–) costs		0
Transfers		0
Debt into equity conversion		0
Payment of principal		(101,323)
Payment of interest		10,576
Interest incurred		7,626
Foreign currency exchange		(21,500)
Effects of restructuring		(29,985)
Amortized cost		478
Balance at the end of the period		11,694		145,822
United States of America, Dollars | Aircraft, engines and others | Jun-27
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.			2.60%
Effective rate p.a.			11.30%
Balance in the beginning of the period		116,145		0
Funding (–) costs				104,892
Payment of principal				0
Payment of interest				(1,819)
Interest incurred				2,616
Foreign currency exchange				10,021
Effects of restructuring				0
Amortized cost				435
Balance at the end of the period				116,145
United States of America, Dollars | Aircraft, engines and others | Mar-29
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.			4.90%
Effective rate p.a.			5.90%
Balance in the beginning of the period		145,822		284,279
Funding (–) costs				0
Payment of principal				(183,580)
Payment of interest				(11,328)
Interest incurred				9,961
Foreign currency exchange				45,547
Effects of restructuring				0
Amortized cost				943
Balance at the end of the period				145,822
United States of America, Dollars | Executed letters of credit
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%
Effective rate p.a.	0.00%
Balance in the beginning of the period		0
Funding (–) costs		1,291,133
Transfers		102,757
Debt into equity conversion		0
Payment of principal		0
Payment of interest		0
Interest incurred		0
Foreign currency exchange		(17,784)
Effects of restructuring		0
Amortized cost		0
Balance at the end of the period		$ 1,376,106		$ 0
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period | R$	R$ 1,438,006		R$ 985,087
Funding (–) costs | R$	704,757		1,525,456
Transfers | R$	38,576
Debt into equity conversion | R$	0
Payment of principal | R$	(807,522)		(1,141,890)
Payment of interest | R$	(139,809)		(161,708)
Interest incurred | R$	134,927		175,723
Foreign currency exchange | R$	0		0
Effects of restructuring | R$	(9,635)		18,173
Amortized cost | R$	6,956		37,165
Balance at the end of the period | R$	1,366,256		1,438,006		985,087
Brazil, Brazil Real | Dec-28
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period | R$			919,072
Balance at the end of the period | R$					919,072
Brazil, Brazil Real | May-25
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period | R$			R$ 12,771
Balance at the end of the period | R$					12,771
Brazil, Brazil Real | Aircraft, engines and others | May-25
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.			5.50%
Effective rate p.a.			10.00%
Balance in the beginning of the period | R$	0
Funding (–) costs | R$			R$ 0
Payment of principal | R$			(7,039)
Payment of interest | R$			(7,173)
Interest incurred | R$			1,362
Foreign currency exchange | R$			0
Effects of restructuring | R$			0
Amortized cost | R$			79
Balance at the end of the period | R$			R$ 0
Brazil, Brazil Real | Aircraft, engines and others | Mar-27
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.			6.50%
Effective rate p.a.			6.50%
Balance in the beginning of the period | R$	R$ 3,509		R$ 23,596
Funding (–) costs | R$			0
Payment of principal | R$			(19,984)
Payment of interest | R$			(936)
Interest incurred | R$			833
Foreign currency exchange | R$			0
Effects of restructuring | R$			0
Amortized cost | R$			0
Balance at the end of the period | R$			3,509		23,596
Brazil, Brazil Real | Executed letters of credit
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%
Effective rate p.a.	0.00%
Balance in the beginning of the period | R$	R$ 0
Funding (–) costs | R$	704,757
Transfers | R$	0
Debt into equity conversion | R$	0
Payment of principal | R$	(35,215)
Payment of interest | R$	0
Interest incurred | R$	0
Foreign currency exchange | R$	0
Effects of restructuring | R$	0
Amortized cost | R$	0
Balance at the end of the period | R$	669,542		R$ 0
Brazil, Brazil Real | Working capital | Jan-25
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.			1.60%
Effective rate p.a.			20.00%
Balance in the beginning of the period | R$	R$ 592,639		R$ 29,648
Funding (–) costs | R$			982,796
Payment of principal | R$			(477,191)
Payment of interest | R$			(9,811)
Interest incurred | R$			44,118
Foreign currency exchange | R$			0
Effects of restructuring | R$			0
Amortized cost | R$			23,079
Balance at the end of the period | R$			592,639		R$ 29,648
Brazil, Brazil Real | Debentures | Feb-31
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	4.00%
Effective rate p.a.	18.80%
Balance in the beginning of the period | R$	R$ 841,858
Funding (–) costs | R$	0
Transfers | R$	0
Debt into equity conversion | R$	0
Payment of principal | R$	(210,379)
Payment of interest | R$	(104,684)
Interest incurred | R$	134,564
Foreign currency exchange | R$	0
Effects of restructuring | R$	(9,635)
Amortized cost | R$	6,749
Balance at the end of the period | R$	658,473		R$ 841,858
Brazil, Brazil Real | Debentures | Dec-28
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.			5.00%
Effective rate p.a.			15.20%
Balance in the beginning of the period | R$	R$ 841,858
Funding (–) costs | R$			R$ 542,660
Payment of principal | R$			(637,676)
Payment of interest | R$			(143,788)
Interest incurred | R$			129,410
Foreign currency exchange | R$			0
Effects of restructuring | R$			18,173
Amortized cost | R$			14,007
Balance at the end of the period | R$			841,858
Brazil, Brazil Real | Executed derivatives
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%
Effective rate p.a.	0.00%
Balance in the beginning of the period | R$	R$ 0
Funding (–) costs | R$	0
Transfers | R$	38,576
Debt into equity conversion | R$	0
Payment of principal | R$	(335)
Payment of interest | R$	0
Interest incurred | R$	0
Foreign currency exchange | R$	0
Effects of restructuring | R$	0
Amortized cost | R$	0
Balance at the end of the period | R$	38,241		0
Brazil, Brazil Real | Others
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period | R$	596,148
Funding (–) costs | R$	0
Transfers | R$	0
Debt into equity conversion | R$	0
Payment of principal | R$	(561,593)
Payment of interest | R$	(35,125)
Interest incurred | R$	363
Foreign currency exchange | R$	0
Effects of restructuring | R$	0
Amortized cost | R$	207
Balance at the end of the period | R$	R$ 0		R$ 596,148